Operating lease assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Operating lease assets and lease liabilities
Schedule of operating lease assets that are amortized over the lease term of greater than one year

(In thousands)	Office leases
Net book amount as of January 1, 2022	27
Additions	920
Amortization	(56)
Effect of foreign currency exchange differences	(26)
Net book amount as of December 31, 2022	865
Additions	927
Amortization	(551)
Modification	(652)
Effect of foreign currency exchange differences	(14)
Net book amount as of December 31, 2023	575

Schedule of undiscounted cash payments

The undiscounted cash payments for each of the next five years as of December 31, 2023 is:

(In thousands)
2024	297
2025	166
2026	70
Total undiscounted payments	533
Less: effect of discounting	(28)
Discounted lease liabilities	505